Commitments and Contingencies - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) office	Dec. 31, 2016 USD ($)
Other Commitments [Line Items]
Number of offices | office	18
Rent expense	$ 346	$ 417
Purchases of premises and equipment	1,509	9,595
Commitments to Extend Credit
Other Commitments [Line Items]
Other commitment	291,900	181,100
Commitments expire within one year	66,500	23,500
Standby Letters of Credit
Other Commitments [Line Items]
Other commitment	$ 5,600	$ 4,100
Director
Other Commitments [Line Items]
Operating leases, annual increase, percentage	3.00%
Owned Properties
Other Commitments [Line Items]
Number of offices | office	14